Schedule of Loss on Disposal (Details)	Nov. 03, 2020 USD ($)
Discontinued Operations
Accounts payable assumed	$ 101,322
Deferred purchase consideration of LGR	333,503
Fair value of contingent consideration	1,321,281
Total disposal consideration	1,756,106
Carrying amount of net assets sold	(2,334,303)
Loss on disposal before income tax and reclassification of foreign currency translation reserve	(578,197)
Reclassification of foreign currency translation reserve	(100,734)
Loss on disposal of Motorsports	$ (678,931)